Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	108 Months Ended	132 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000235213_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235213_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000235213_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,467
C000235213_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,771
C000235213_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,995
C000235213_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,512
C000245667_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000245667_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000245667_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,616
C000245667_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,837
C000245667_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,346
C000048850_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Tax-Free Bond Fund
C000048850_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	25,000
C000048850_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	24,921
C000048850_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	26,014
C000048850_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	26,818
C000048850_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	29,465
C000048850_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,626
C000048850_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	30,272
C000048850_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,946
C000048850_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,019
C000048850_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,721
C000048850_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,246
C000048850_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3+ Year Non-AMT Municipal Bond Index
C000048850_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	25,000
C000048850_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	24,894
C000048850_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	25,873
C000048850_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	26,767
C000048850_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	29,283
C000048850_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,557
C000048850_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	29,921
C000048850_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,826
C000048850_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,667
C000048850_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,231
C000048850_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,672
C000048850_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000048850_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	25,000
C000048850_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	24,930
C000048850_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	25,808
C000048850_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	26,651
C000048850_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	28,955
C000048850_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,117
C000048850_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	29,549
C000048850_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,589
C000048850_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,418
C000048850_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,031
C000048850_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,442
C000235223_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Intermediate Municipal Income Fund
C000235223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,344
C000235223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,692
C000235223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,936
C000235223_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,558
C000235223_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,276
C000235223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,537
C000235223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,731
C000235223_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,345
C000235223_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,168
C000235223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,463
C000235223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000235223_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,183
C000235227_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000235227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,349
C000235227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,703
C000235227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,954
C000235227_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,584
C000235227_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,276
C000235227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,537
C000235227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,731
C000235227_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,345
C000235227_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,168
C000235227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,463
C000235227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000235227_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,183
C000235224_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000235224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000235224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,911
C000235224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,218
C000235224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,425
C000235224_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,981
C000235224_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,276
C000235224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,537
C000235224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,731
C000235224_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,345
C000235224_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,168
C000235224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,463
C000235224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000235224_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,183
C000235226_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000235226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,344
C000235226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,691
C000235226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,935
C000235226_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,558
C000235226_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,276
C000235226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,537
C000235226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,731
C000235226_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,345
C000235226_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,168
C000235226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,463
C000235226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000235226_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,183
C000235225_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000235225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,262
C000235225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,508
C000235225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,634
C000235225_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,118
C000235225_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,276
C000235225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,537
C000235225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,731
C000235225_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,345
C000235225_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,168
C000235225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,463
C000235225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000235225_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,183
C000235228_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000235228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000235228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,911
C000235228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,218
C000235228_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,425
C000235228_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,981
C000235228_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,276
C000235228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,537
C000235228_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,731
C000235228_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,345
C000235228_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,168
C000235228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,463
C000235228_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000235228_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,183
C000131781_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Large Cap Value Index Fund
C000131781_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131781_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,444
C000131781_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,578
C000131781_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,888
C000131781_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,963
C000131781_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,624
C000131781_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,517
C000131781_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,435
C000131781_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,686
C000131781_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,935
C000131781_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,026
C000131781_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
C000131781_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131781_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,462
C000131781_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,608
C000131781_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,906
C000131781_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,974
C000131781_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,628
C000131781_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,515
C000131781_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,428
C000131781_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,670
C000131781_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,904
C000131781_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,006
C000131781_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000131781_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000131781_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000131781_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,202
C000131781_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,872
C000131781_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,053
C000131781_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,635
C000131781_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,030
C000131781_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,805
C000131781_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,621
C000131781_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,265
C000131781_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	41,818
C000200825_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Tax-Free Bond Fund
C000200825_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200825_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,258
C000200825_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,251
C000200825_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,569
C000200825_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,392
C000200825_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,988
C000200825_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,433
C000200825_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000200825_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,240
C000200825_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 3+ Year Non-AMT Municipal Bond Index
C000200825_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200825_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,261
C000200825_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000200825_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,714
C000200825_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,470
C000200825_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,050
C000200825_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,373
C000200825_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,589
C000200825_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,141
C000200825_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000200825_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200825_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,244
C000200825_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,130
C000200825_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,577
C000200825_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,358
C000200825_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,989
C000200825_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,308
C000200825_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,543
C000200825_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,086
C000235216_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Municipal Income Fund
C000235216_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235216_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,356
C000235216_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,796
C000235216_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,992
C000235216_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,572
C000235216_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3+ Year Municipal Bond Index
C000235216_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235216_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,167
C000235216_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,469
C000235216_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,674
C000235216_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,185
C000235216_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235216_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235216_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,168
C000235216_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,463
C000235216_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000235216_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,183
C000235213_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
C000235213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,107
C000235213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,449
C000235213_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,814
C000235213_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,170
C000235213_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Conservative Income Municipal Bond Composite Index℠
C000235213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,122
C000235213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,424
C000235213_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,773
C000235213_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,112
C000235213_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000235213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,122
C000235213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,374
C000235213_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,715
C000235213_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,090
C000245667_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Conservative Income Municipal Bond Fund
C000245667_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000245667_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,136
C000245667_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,485
C000245667_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,824
C000245667_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000245667_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000245667_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,120
C000245667_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,459
C000245667_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,787
C000245667_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000245667_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000245667_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,158
C000245667_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,492
C000245667_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,859